Income tax (Tables)	12 Months Ended
Jun. 30, 2024
Income tax
Schedule of income tax
	06.30.2024	06.30.2023	06.30.2022
Current income tax	(24,285)	53,850	(147,068)
Deferred income tax	86,157	216,330	131,235
Income tax (i)	61,872	270,180	(15,833)

Schedule of statutory tax rate
Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Brazil	25% - 34%
Uruguay	0% - 25%
Bolivia	25%
USA	0% - 21%
Bermudas	0%
Israel	23% - 24%

Schedule of income/loss before income tax
	06.30.2024	06.30.2023	06.30.2022
Tax calculated at the tax rates applicable to profit in the respective countries (i)	(4,642)	(7,073)	(152,621)
Permanent differences:
Tax inflation adjustment permanent difference	(88,263)	23,993	(132,116)
Share of profit/ (loss) of associates and joint ventures	23,295	13,015	(1,939)
Result from sale of participation in subsidiaries	(260)	11	(2,627)
Difference between provision and tax return (ii)	(18)	40,701	-
Fiscal transparency	(3,751)	(5,079)	(10,165)
Recovery of unrecognized tax loss carry-forwards	2,630	6,925	76,609
Non-taxable profit and non-deductible expenses	39,322	1,059	(1,609)
Others	(6,881)	4,068	3,354
Accounting Inflation adjustment permanent difference	100,440	192,560	205,281
Income tax from continuing operations	61,872	270,180	(15,833)

Schedule of deferred tax assets and liabilities
	06.30.2024	06.30.2023
Deferred income tax assets to be recovered after more than 12 months	74,082	43,714
Deferred income tax assets to be recovered within 12 months	29,635	29,847
Deferred income tax assets	103,717	73,561
Deferred income tax liabilities to be recovered after more than 12 months	(646,632)	(711,008)
Deferred income tax liabilities to be recovered within 12 months	(85,498)	(81,800)
Deferred income tax liabilities	(732,130)	(792,808)
Total deferred income tax liabilities, net	(628,413)	(719,247)

Schedule of deferred income tax
	At the beginning	Currency translation adjustment	Charged to the Statement of Income	Revaluation surplus	At the end
June 30, 2024
Assets
Trade and other payables	20,751	-	(5,858)	-	14,893
Tax loss carry-forwards	32,509	(4,209)	35,506	-	63,806
Others	20,156	(2,122)	6,818	-	24,852
Borrowings	145	-	21	-	166
Subtotal assets	73,561	(6,331)	36,487	-	103,717
Liabilities
Investment properties and property, plant and equipment	(697,294)	10,319	108,442	(2,037)	(580,570)
Biological assets	(12,379)	83	(7,876)	-	(20,172)
Trade and other receivables	(3,994)	-	2,251	-	(1,743)
Investments	(9,675)	-	(3,221)	-	(12,896)
Intangible assets	(6,547)	-	(7,514)	-	(14,061)
Tax inflation adjustment	(39,011)	-	(36,678)	-	(75,689)
Inventories	(13,944)	2,832	(4,645)	-	(15,757)
Others	(9,964)	(189)	(1,089)	-	(11,242)
Subtotal liabilities	(792,808)	13,045	49,670	(2,037)	(732,130)
Liabilities, net	(719,247)	6,714	86,157	(2,037)	(628,413)
	At the beginning	Currency translation adjustment	Charged to the Statement of Income	Revaluation surplus	At the end
June 30, 2023
Assets
Trade and other payables	12,246	-	8,505	-	20,751
Tax loss carry-forwards	12,030	524	19,955	-	32,509
Others	18,955	1,123	78	-	20,156
Borrowings	1,367	-	(1,222)	-	145
Subtotal assets	44,598	1,647	27,316	-	73,561
Liabilities
Investment properties and property, plant and equipment	(810,782)	(4,432)	119,469	(1,549)	(697,294)
Biological assets	(21,753)	346	9,028	-	(12,379)
Trade and other receivables	(4,614)	-	620	-	(3,994)
Investments	(409)	-	(9,266)	-	(9,675)
Intangible assets	(5,447)	-	(1,100)	-	(6,547)
Tax inflation adjustment	(117,827)	-	78,816	-	(39,011)
Inventories	(10,254)	(959)	(2,731)	-	(13,944)
Others	(4,076)	(66)	(5,822)	-	(9,964)
Subtotal liabilities	(975,162)	(5,111)	189,014	(1,549)	(792,808)
Liabilities, net	(930,564)	(3,464)	216,330	(1,549)	(719,247)

Schedule of loss carry forward
Jurisdiction	06.30.2024	Date of generation	Due date
Argentina	155,360	2020	2025
Argentina	18,203	2021	2026
Argentina	11,402	2022	2027
Argentina	7,525	2023	2028
Argentina	10,491	2024	2029
Brazil	66,092	2019-2024	Do not expire
Total cumulative tax loss carry-forwards	269,073